As filed with the Securities and Exchange Commission on November 28, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07763

THE MASTERS’ SELECT FUNDS TRUST
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563
(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
                      Orinda, CA 94563
(Name and address of agent for service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

                                          (925) 254-8999
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS: 96.2%

Consumer Discretionary: 24.0%
755,500	Amazon.Com, Inc. *	$24,266,660
33,967	Comcast Corp. - Class A *	1,251,684
419,000	Comcast Corp. - Special Class A *	15,423,390
232,000	Conn's, Inc. *	4,841,840
998,600	DIRECTV Group, Inc.(The) *	19,652,448
498,000	Disney (Walt) Co.	15,393,180
650,000	Eastman Kodak Co.	14,560,000
310,500	eBay, Inc. *	8,805,780
395,000	Emmis Communications Corp. - Class A *	4,838,750
1,540,000	Gemstar-TV Guide International, Inc. *	5,112,800
441,000	General Motors Corp.	14,667,660
150,000	Hasbro, Inc.	3,412,500
350,000	Home Depot, Inc. (The)	12,694,500
475,000	IAC/InterActiveCorp. *	13,661,000
256,000	Insight Enterprises, Inc. *	5,276,160
68,000	Liberty Media Holding Corp. - Capital *	5,682,760
449,250	Liberty Media Holding Corp. - Interactive *	9,155,715
180,900	News Corp. - Class A	3,554,685
342,355	Pulte Homes, Inc.	10,907,430
193,000	Ruby Tuesday, Inc.	5,440,670
275,000	Tempur-Pedic International, Inc. *	4,721,750
		203,321,362
Consumer Staples: 1.7%
105,000	Altria Group, Inc.	8,037,750
135,000	Costco Wholesale Corp.	6,706,800
		14,744,550
Energy: 7.4%
267,000	ConocoPhillips	15,894,510
440,000	EOG Resources, Inc.	28,622,000
70,000	FMC Technologies, Inc. *	3,759,000
70,000	GlobalSantaFe Corp.	3,499,300
173,480	Schlumberger Ltd.	10,760,965
		62,535,775
Finance: 23.7%
283,200	American Express Co.	15,881,856
269,400	American International Group, Inc.	17,850,444
41,640	Ameriprise Financial, Inc.	1,952,916
485,000	Aon Corp.	16,426,950
154	Berkshire Hathaway, Inc. - Class A *	14,753,200
200,000	Capital One Financial Corp.	15,732,000
233,200	Commerce Bancorp, Inc.	8,560,772
245,000	Conseco, Inc. *	5,142,550
559,700	Countrywide Financial Corp.	19,611,888
60,500	Fairfax Financial Holdings Ltd.	7,871,655
521,390	HSBC Holdings Plc	9,509,252
696,600	JPMorgan Chase & Co.	32,712,336
722,400	Progressive Corp.	17,727,696
144,200	SLM Corp.	7,495,516
150,000	Transatlantic Holdings, Inc.	9,061,500
		200,290,531

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2006 (Unaudited)

Shares		Value

Healthcare, Pharmaceuticals & Biotechnology: 5.5%
144,700	Genentech, Inc. *	$11,966,690
57,500	Genesis HealthCare Corp. *	2,738,725
58,400	Genzyme Corp. *	3,940,248
105,000	ICU Medical, Inc. *	4,775,400
116,000	ImClone Systems, Inc. *	3,285,120
120,500	Kendle International, Inc. *	3,858,410
190,000	Neurometrix, Inc. *	3,611,900
190,000	PRA International *	5,071,100
137,900	Varian Medical Systems, Inc. *	7,362,481
		46,610,074
Industrials: 8.5%
192,800	AAR Corp. *	4,596,352
148,000	FedEx Corp.	16,084,640
283,600	HUB Group, Inc. *	6,460,408
200,000	Kirby Corp. *	6,266,000
1,360,600	Tyco International Ltd.	38,083,194
		71,490,594
Materials: 6.3%
578,548	Cemex SA de CV - ADR	17,402,724
75,000	Minerals Technologies, Inc.	4,005,000
225,000	Mittal Steel Co. NV - Class A	7,816,500
100,000	RTI International Metals, Inc. *	4,358,000
236,200	Sealed Air Corp.	12,783,144
125,000	United States Steel Corp.	7,210,000
		53,575,368
Technology: 14.9%
146,900	aQuantive, Inc. *	3,469,778
450,000	Arris Group, Inc. *	5,157,000
700,000	Dell, Inc. *	15,988,000
72,400	Google, Inc. - Class A *	29,097,560
200,000	Merge Technologies, Inc. *	1,376,000
351,100	Network Appliance, Inc. *	12,994,211
550,000	Nuance Communications, Inc. *	4,493,500
372,000	Parametric Technology Corp. *	6,495,120
300,000	Polycom, Inc. *	7,359,000
224,000	Progress Software Corp.	5,824,000
371,700	QUALCOMM, Inc.	13,511,295
386,100	Salesforce.com, Inc. *	13,853,268
250,000	Yahoo!, Inc. *	6,320,000
		125,938,732
Telecommunications: 4.2%
3,300,000	Level 3 Communications, Inc. *	17,655,000
1,029,000	Sprint Nextel Corp.	17,647,350
		35,302,350

TOTAL COMMON STOCKS (Cost $677,005,523)		813,809,336

NOTES & BONDS: 1.0%

Telecommunications: 1.0%
4,650,000	Level 3 Communications, Inc., 10.000%, 05/01/11	8,300,250
	(cost $4,650,000)

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2006 (Unaudited)

Shares/Principal Amount		Value

PUT OPTIONS: 0.1%
700	GlobalSantaFe Corp., $65.00, Exp. 01/19/07 (cost $1,071,700)	$1,064,000

SHORT-TERM INVESTMENTS: 2.7%
23,305,000	State Street Bank & Trust Co., Repurchase Agreement, 8.360%, 9/30/06,
	due 10/02/06 [collateral: $20,055,000, US Treasury Notes, 7.125%, due
	02/15/23; US Treasury Notes, 7.250%, due 05/15/16; US Treasury Notes,
	4.875%, 05/15/09, value $23,581,498] (proceeds $23,092,139)
	(cost $23,305,000)	$23,305,000

TOTAL INVESTMENTS IN SECURITIES		$846,478,586
	(cost $706,032,223): 100.0%

CALL OPTIONS WRITTEN: (0.0%)
700	GlobalSantaFe Corp., $65.00, Exp. 01/20/07 (cost $100,797)	(31,500)

Liabilities in Excess of Other Assets: (0.0%)		(368,001)

Net Assets: 100.0%		$846,079,085

ADR - American Depository Receipt
* Non-income producing.

At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$708,652,372
Gross tax unrealized appreciation	175,115,024
Gross tax unrealized depreciation	(37,320,304)
Net tax unrealized appreciation	$137,794,720

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report.

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS: 92.4%

Austria: 0.8%
209,374	Erste Bank Der Oesterreichischen Sparkassen AG	$13,042,064

Brazil: 1.1%
1,380,373	Gafisa S.A. *	17,811,469

Canada: 3.8%
670,400	Canadian Natural Resources Ltd.	30,556,832
1,918,500	Canfor Corp. *	19,181,559
302,992	Shoppers Drug Mart Corp.	12,405,501
		62,143,892
France: 6.4%
322,000	Alstom *	29,146,870
192,153	Eurazeo	22,134,774
359,400	Peugeot S.A.	20,276,234
180,700	Pinault-Printemps-Redoute S.A.	26,798,763
105,096	Veolia Environnement	6,347,847
		104,704,488
Germany: 7.7%
686,800	Adidas AG	32,325,577
651,300	Bayerische Motoren Werke (BMW) AG	34,901,739
376,510	MLP AG	8,435,470
984,553	Stada Arzneimittel AG	50,324,382
		125,987,168
Greece: 2.1%
1,017,100	OPAP S.A.	34,194,134

Hong Kong: 9.5%
10,746,500	China Merchants Holdings International Co. Ltd.	31,584,636
166,233	CNOOC Ltd. ADR	13,845,547
1,536,930	Guoco Group Ltd.	19,616,984
5,018,700	Hong Kong Exchanges and Clearing Ltd.	36,682,448
1,844,000	Hutchison Whampoa Ltd.	16,270,727
3,969,000	Melco International Development	8,486,516
35,034,261	Shanghai Electric Group Co. Ltd.	11,780,605
8,466,800	Shangri-La Asia Ltd.	18,690,508
		156,957,971
Ireland: 1.5%
1,238,500	Bank of Ireland	24,228,273

Israel: 0.9%
409,600	Teva Pharmaceutical Industries Ltd.	13,963,264

Japan: 11.5%
1,439,000	Asahi Glass Co. Ltd.	17,767,992
395,000	Asatsu-DK, Inc.	12,017,373
781,200	Honda Motor Co. Ltd.	26,282,746
318,100	Miraca Holdings, Inc.	7,898,585
1,184	Mitsubishi UFJ Financial Group, Inc.	15,251,525
1,098,200	Nichicon Corp.	14,555,803
3,431,000	Nippon Sheet Glass Co. Ltd.	16,137,330
232,900	Rohm Co. Ltd.	21,651,805
275,000	Sysmex Corp.	10,487,288
5,336,000	Tokyo Gas Co. Ltd.	26,770,441
202,000	Yamada Denki Co. Ltd.	20,268,475
		189,089,363

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2006 (Unaudited)

Shares		Value

Mexico: 3.5%
1,040,543	America Movil S.A. de C.V.	$40,966,178
4,696,300	Walmart de Mexico S.A. de C.V.	15,994,319
		56,960,497
New Zealand: 1.1%
6,600,000	Telecom Corp of New Zealand Ltd.	18,744,761

Norway: 1.5%
79,000	Aker Kvaerner ASA	7,039,808
1,117,600	Norske Skogindustrier ASA	16,844,617
		23,884,425
Poland: 0.4%
4,923,100	Netia S.A.	7,358,706

Singapore: 2.5%
20,486,000	BIL International Ltd.	18,729,319
4,697,000	Capitaland Ltd.	14,955,769
869,600	Keppel Corp. Ltd.	8,114,805
		41,799,893
South Korea: 1.7%
128,600	SK Telecom	27,383,388

Spain: 2.4%
841,000	Industrial de Diseno Textil, S.A.	39,220,541

Switzerland: 13.2%
378,466	Lonza Group AG	26,209,641
80,200	Nestle S.A.	27,962,575
70,600	Nobel Biocare Holding AG	17,374,770
302,232	Roche Holding AG	52,253,145
40,597	Serono S.A.	35,061,783
992,356	UBS AG	59,358,840
		218,220,754
Taiwan: 0.9%
6,036,000	Giga Bytetechnology	4,832,812
14,339,000	Yuanta Core Pacifi	9,552,835
		14,385,647
United Kingdom: 16.1%
254,400	BP Plc ADR	16,683,552
3,819,624	Brit Insurance Holdings	21,588,844
2,932,900	British Sky Broadcasting Group Plc	29,970,343
2,118,700	Cadbury Schweppes Plc	22,542,483
1,146,800	Carpetright Plc	24,789,713
1,395,600	Diageo Plc	24,643,630
973,100	GlaxoSmithKline Plc	25,897,563
2,551,600	HSBC Holdings Plc	46,536,772
4,910,069	Matalan Plc	17,138,320
730,700	SABMiller Plc	13,648,077
571,300	Willis Group Holdings Ltd.	21,709,400
		265,148,697
United States: 4.2%
667,155	NII Holdings, Inc. *	41,470,355
306,500	Southern Copper Corp.	28,351,250
		69,821,605
TOTAL COMMON STOCKS
	(cost $1,310,482,062)	1,525,051,000

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2006 (Unaudited)

Shares/Principal Amount		Value

SHORT-TERM INVESTMENTS: 6.2%
101,534,000	State Street Bank & Trust Co., Repurchase Agreement, 3.600%, 09/30/06,
	due 10/02/06 [collateral: $99,925,000, US Treasury Notes, 7.125%, due
	02/15/23; US Treasury Notes, 4.625%, due 03/31/08; US Treasury Notes,
	7.250%, due 05/15/16; US Treasury Notes, 4.875%, 05/15/09,
	value $103,799,708] (proceeds $101,784,526)
	(cost $101,534,000)	$101,534,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $1,412,016,062): 98.6%	$1,626,585,000

Other Assets less Liabilities: 1.4%		22,904,175

Net Assets: 100.0%		$1,649,489,175

* Non-income producing security.

At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$1,430,909,596
Gross tax unrealized appreciation	230,696,899
Gross tax unrealized depreciation	(20,975,594)
Net tax unrealized appreciation	$209,721,305

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual report.

Sector	% of Net Assets
Consumer Discretionary	21.6%
Finance	20.1%
Healthcare, Pharmaceuticals & Biotechnology	13.0%
Industrials	8.4%
Telecommunications	8.2%
Consumer Staples	7.1%
Materials	5.5%
Energy	4.1%
Technology	2.5%
Utilities	2.0%
Cash and Other Assets	7.5%
Net Assets	100.0%

Masters' Select Value Fund
Schedule of Investments in Securities at September 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS: 95.5%

Consumer Discretionary: 38.5%
192,500	Amazon.Com, Inc. *	$6,183,100
153,000	Comcast Corp. - Special Class A *	5,631,930
470,600	DIRECTV Group, Inc.(The) *	9,261,408
360,400	Discovery Holding Co. - Class A *	5,211,384
255,000	Disney (Walt) Co.	7,882,050
300,000	Eastman Kodak Co.	6,720,000
223,000	General Motors Corp.	7,416,980
307,000	Home Depot, Inc. (The)	11,134,890
240,000	IAC/InterActiveCorp. *	6,902,400
484,250	Liberty Media Holding Corp. - Interactive *	9,869,015
43,750	Liberty Media Holding Corp. *	3,656,188
142,320	Limited Brands	3,770,057
151,000	McDonald's Corp.	5,907,120
357,240	News Corp.	7,019,766
254,947	NTL Inc. *	6,483,302
168,000	Pulte Homes, Inc.	5,352,480
119,100	Ryland Group, Inc.	5,146,311
309,000	Time Warner, Inc.	5,633,070
143,500	Viacom, Inc. - Class B	5,335,330
109,000	Yum! Brands, Inc.	5,673,450
		130,190,231
Consumer Staples: 7.3%
246,089	Imperial Tobacco	8,198,116
1,650	Japan Tobacco, Inc.	6,418,220
165,499	KT&G Corp.	10,056,211
		24,672,547
Finance: 12.9%
170,000	Aon Corp.	5,757,900
2,392	Berkshire Hathaway, Inc. - Class B *	7,592,208
100,000	Capital One Financial Corp.	7,866,000
20,000	Fairfax Financial Holdings Ltd.	2,600,968
175,000	JPMorgan Chase & Co.	8,218,000
460	Mitsubishi UFJ Financial Group, Inc.	5,925,424
132,500	Washington Mutual, Inc.	5,759,775
		43,720,275
Healthcare, Pharmaceuticals & Biotechnology: 0.9%
117,000	IMS Health, Inc.	3,116,880

Industrials: 9.6%
63,000	Dun & Bradstreet Corp. *	4,724,370
44,000	FedEx Corp.	4,781,920
153,600	Orkla ASA - Class A	7,327,546
552,120	Tyco International Ltd.	15,453,839
		32,287,675
Materials: 6.9%
274,876	Cemex S.A. de C.V. - ADR	8,268,270
3,200	Sika AG	4,030,388
131,180	Temple-Inland, Inc.	5,260,318
93,510	Weyerhaeuser Co.	5,753,670
		23,312,646
Technology: 11.3%
36	Comdisco Holding Co., Inc.	662
3,650,000	Comdisco, Inc. *	-
626,000	Dell, Inc. *	14,297,840
124,000	First Data Corp.	5,208,000
15,000	Google, Inc. - Class A *	6,028,500
279,000	Intel Corp.	5,739,030
280,000	Yahoo!, Inc. *	7,078,400
		38,352,432

Masters' Select Value Fund
Schedule of Investments in Securities at September 30, 2006 (Unaudited)

Shares/Principal Amount		Value

Telecommunications: 8.1%
1,400,000	Level 3 Communications, Inc. *	$7,490,000
743,000	Sprint Nextel Corp.	12,742,450
84,000	Telephone & Data Systems, Inc.	3,431,400
84,000	Telephone & Data Systems, Inc.	3,536,400
		27,200,250

TOTAL COMMON STOCKS		322,852,936
	(cost $267,850,472)

PREFERRED STOCKS: 0.0%

Telecommunication Services: 0.0%
54	PTV, Inc. *	160
	(cost $0)

NOTES & BONDS: 2.4%

Finance: 0.7%
3,774,300	Armstrong Holdings Bank	2,264,580

Industrials: 0.4%
2,386,700	Armstrongworld Trade Claims	1,494,671

Telecommunications: 1.3%
2,533,000	Level 3 Communications, Inc., 10.000%, 05/01/11	4,521,405

TOTAL NOTES & BONDS
	(cost $6,361,876)	8,280,656

SHORT-TERM INVESTMENTS: 2.1%
6,957,000	State Street Bank & Trust Co., Repurchase Agreement,
	3.600%, 09/30/06, due 10/02/06 [collateral: $6,435,000,
	US Treasury Notes, 7.125%, due 02/15/23; US Treasury Notes,
	7.250%, due 05/15/16; US Treasury Notes, 4.875%, 05/15/09,
	value $7,109,032] (proceeds $6,959,087)
	(cost $6,957,000)	6,957,000

TOTAL INVESTMENTS IN SECURITIES		338,090,752
	(cost $281,169,348): 100.0%

SHORT SELL:
15,000	First Data Corp. *	(344,850)

Other Assets in Excess of Liabilities: (0.0%)		184,857

Net Assets: 100.0%		$337,930,759

ADR - American Depository Receipt
* Non-income producing security.

At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$281,229,390
Gross tax unrealized appreciation	67,475,978
Gross tax unrealized depreciation	(10,954,722)
Net tax unrealized appreciation	$56,521,256

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report.

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at September 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS: 93.3%

Consumer Discretionary: 17.21%
152,600	Big Lots, Inc. *	$3,023,006
302,900	Charming Shoppes, Inc. *	4,325,412
285,000	Cox Radio, Inc. - Class A *	4,374,750
568,000	dELiA*s, Inc. *	4,373,600
204,100	Foot Locker, Inc.	5,153,525
424,100	Interpublic Group of Companies, Inc. *	4,198,590
161,500	Jo-Ann Stores, Inc. *	2,700,280
412,600	Journal Register Co.	2,339,442
92,100	Michaels Stores, Inc.	4,010,034
135,749	Pinnacle Entertainment, Inc. *	3,817,262
274,200	Radio One, Inc. *	1,713,750
92,900	Rent-A-Center, Inc. *	2,721,041
719,000	Tweeter Home Entertainment Group, Inc. *	3,278,640
		46,029,332
Energy: 8.8%
94,539	Hercules Offshore, Inc. *	2,935,436
74,000	Lufkin Industries, Inc.	3,916,080
85,300	National Oilwell Varco, Inc. *	4,994,315
146,800	Patterson-UTI Energy, Inc.	3,487,968
225,000	PetroHawk Energy Corp. *	2,335,500
179,900	Rosetta Resourses, Inc.	3,088,883
84,800	Rowan Companies, Inc.	2,682,224
		23,440,406
Finance: 10.6%
27,309	Affiliated Managers Group, Inc. *	2,733,904
210,000	CapitalSource, Inc.	5,422,200
42,668	GFI Group, Inc. *	2,359,114
77,950	HCC Insurance Holdings, Inc.	2,562,996
81,500	Investors Financial Services Corp.	3,511,020
278,300	Janus Capital Group, Inc.	5,488,076
7,405	Markel Corp. *	3,040,937
12,200	Mercury General Corp.	605,242
89,300	Nasdaq Stock Market, Inc. *	2,700,432
		28,423,921
Healthcare, Pharmaceuticals & Biotechnology: 10.2%
103,372	Adams Respiratory Therapeutics, Inc. *	3,782,381
71,900	Apria Healthcare Group, Inc. *	1,419,306
970,000	Draxis Health, Inc. *	4,248,600
44,900	Genesis HealthCare Corp. *	2,138,587
163,400	Invacare Corp.	3,843,168
94,300	Kendle International, Inc. *	3,019,486
120,746	Radiation Therapy Services, Inc. *	3,529,406
140,000	Respironics, Inc. *	5,405,400
		27,386,334
Industrials: 21.3%
146,200	AAR Corp. *	3,485,408
166,100	ACCO Brands Corp. *	3,697,386
145,000	Albany International Corp.	4,613,900
65,000	American Commercial Lines, Inc. *	3,864,250
237,977	BE Aerospace, Inc. *	5,018,935
161,600	Career Education Corp. *	3,636,000
138,100	Dynamic Materials Corp.	4,477,202
34,737	ESCO Technologies, Inc. *	1,599,291
117,936	General Cable Corp. *	4,506,335
599,300	Global Power Equipment Group, Inc. *	299,650
236,200	HUB Group, Inc. *	5,380,636
202,000	Interline Brands, Inc. *	4,985,360
87,100	Kenexa Corp. *	2,196,662
137,400	Trinity Industries, Inc.	4,420,158
80,000	Washington Group International, Inc.	4,708,800
		56,889,973

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at September 30, 2006 (Unaudited)

Shares/Principal Amount		Value

Technology: 24.4%
379,980	Anadigics, Inc. *	$2,720,657
660,000	Ariba, Inc. *	4,943,400
370,000	Arris Group, Inc. *	4,240,200
254,100	Avnet, Inc. *	4,985,442
772,400	BearingPoint, Inc. *	6,071,064
99,200	DSP Group, Inc. *	2,266,720
450,000	Epicor Software Corp. *	5,899,500
220,000	Heartland Payment Systems, Inc.	5,720,000
228,100	Hewitt Associates, Inc. - Class A *	5,533,706
59,100	Littelfuse, Inc. *	2,050,770
685,000	Magma Design Automation, Inc. *	6,233,500
313,200	Parametric Technology Corp. *	5,468,472
166,578	Rackable Systems, Inc. *	4,559,240
441,800	Vasco Data Security International *	4,577,048
		65,269,719
Telecommunications: 0.8%
73,100	Cbeyond, Inc. *	2,006,595

TOTAL COMMON STOCKS
	(cost $235,270,103)	249,446,280

SHORT-TERM INVESTMENTS: 8.7%
23,356,000	State Street Bank & Trust Co., Repurchase Agreement,
	3.600%, 9/30/06, due 10/02/06 [collateral: $21,310,000,
	US Treasury Notes, 7.125%, due 02/15/23; US Treasury Notes,
	7.250%, due 05/15/16; US Treasury Notes, 4.875%, 05/15/09,
	value $23,834,696] (proceeds $23,363,007)
	(cost $23,356,000)	23,356,000

TOTAL INVESTMENTS IN SECURITIES		272,802,280
	(cost $258,626,103): 102.0%

Liabilities in Excess of Other Assets: (2.0%)		(5,366,445)

Net Assets: 100.0%		$267,435,835

* Non-income producing securitiy.

At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$259,425,288
Gross tax unrealized appreciation	28,507,404
Gross tax unrealized depreciation	(15,130,412)
Net tax unrealized appreciation	$13,376,992

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report.

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at September 30, 2006 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS: 92.1%

Consumer Discretionary: 6.6%
39,200	News Corp.	770,280
84,568	NTL Inc.	2,150,564
		2,920,844
Consumer Staples: 9.2%
26,923	Altria Group, Inc.	2,060,956
33,785	KT&G Corp.	2,052,877
		4,113,833
Energy: 15.0%
72,300	ConocoPhillips	4,304,019
38,000	Schlumberger Ltd.	2,357,140
		6,661,159
Financials: 28.4%
27,800	American Express Co.	1,559,024
41,000	American International Group, Inc.	2,716,660
40,300	Commerce Bancorp, Inc.	1,479,413
61,900	Countrywide Financial Corp.	2,168,976
24,200	JPMorgan Chase & Co.	1,136,432
65,800	Progressive Corp.	1,614,732
72,450	Svenska Handelsbanken	1,961,535
		12,636,772
Industrials: 8.2%
34,580	Orkla ASA	1,649,652
70,700	Tyco International Ltd.	1,978,893
		3,628,545
Technology: 15.9%
7,525	Google, Inc. *	3,024,298
40,100	Network Appliance, Inc. *	1,484,101
71,100	Salesforce.com, Inc. *	2,551,068
		7,059,467
Materials: 4.8%
34,780	Weyerhaeuser Co.	2,140,013
Utilities: 4.0%
19,276	RWE AG	1,779,066

TOTAL COMMON STOCKS (Cost $39,799,436)		40,939,699

SHORT-TERM INVESTMENTS: 6.9%
3,055,000	State Street Bank & Trust Co., Repurchase Agreement,
	8.360%, 9/30/06, due 10/02/06 [collateral: $2,930,000,
	US Treasury Notes, 7.125%, due 02/15/23, value $3,124,659]
	(proceeds $3,056,135)
	(cost $3,055,000)	3,055,000

TOTAL INVESTMENTS IN SECURITIES		43,994,699
	(cost $42,854,436): 99.0%

Liabilities in Excess of Other Assets: 1.0%		451,224

Net Assets: 100.0%		$44,445,923

* Non-income producing security.

At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$42,854,436
Gross tax unrealized appreciation	1,989,926
Gross tax unrealized depreciation	(849,664)
Net tax unrealized appreciation	$1,140,262

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Masters’ Select Funds Trust

By (Signature and Title) /S/ KENNETH E. GREGORY
Kenneth E. Gregory, President

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ KENNETH E. GREGORY
Kenneth E. Gregory, President

Date November 27, 2006

By (Signature and Title)* /S/JOHN COUGHLAN
John Coughlan, Treasurer

Date November 27, 2006

* Print the name and title of each signing officer under his or her signature.